Financial Liabilities At Amortised Cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Financial Liabilities [Abstract]
Obligations for financing of purchases	$ 16,970,119	$ 20,160,684
Collections and other transactions on behalf of third parties	3,201,181	5,191,037
Lease liabilities ( See Notes 5.18 and 44)	2,516,725	0
Interest accrued payable	363,688	138,101
Creditors for spot transactions pending settlement	120,419	10,816,118
Accrued commissions payable	14,574	9,065
Others	5,638,469	7,049,413
Total Other Financial Liabilities	$ 28,825,175	$ 43,364,418